Fair Value Measurements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Simple Agreement For Future Equity [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Multiple of cash out amount for calculating the amount to be settled by way of cash						2
Fiar value measurement with unobservable input reconciliation recurring basis liability issues						$ 3,836,000
Discount percentage of shares for conversion of derivative instruments into equity						15.00%
7GC Co Holdings INC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Benefit/(charge) resulting from a decrease/(increase) in fair value of erivative warrant liabilities	$ 0	$ (1,319,500)	$ 377,000	$ (11,195,000)	$ (10,252,500)	$ (14,284,500)
Fair Value, Recurring [Member] | 7GC Co Holdings INC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value disclosure	0		0		0
Public Warrants [Member] | 7GC Co Holdings INC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Benefit/(charge) resulting from a decrease/(increase) in fair value of erivative warrant liabilities	$ 0		$ (400,000)		$ 10,300,000	$ 14,300,000